Note 6 - Investment Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Debt Securities, Available-for-sale [Table Text Block]
	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Available for Sale:
Mortgage-backed securities:
Government National Mortgage Association securities	$3,860	$22	$--	$3,882
Federal National Mortgage Association securities	144	7	--	151
Total available-for-sale-securities	$4,004	$29	$--	$4,033
	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Available for Sale:
Mortgage-backed securities:
Government National Mortgage Association securities	$4,887	$27	$(1)	$4,913
Federal National Mortgage Association securities	183	6	--	189
Total mortgage-backed securities	5,070	33	(1)	5,102
Debt securities:
Corporate notes	5,506	117	--	5,623
Total available-for-sale-securities	$10,576	$150	$(1)	$10,725

Investments Classified by Contractual Maturity Date [Table Text Block]
	Available for Sale
	Amortized Cost	Fair Value
Due after five through ten years	$--	$--
Due after ten years	4,004	4,033
Total	$4,004	$4,033

Schedule of Unrealized Loss on Investments [Table Text Block]
	December 31, 2020
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Government National Mortgage Association securities	1	$681	$(1)	$--	$--	$681	$(1)